Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ (26,792)	$ (8,668)
Liabilities, at fair value	(26,792)	(8,668)
FVTPL | Financial Derivatives | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(26,792)	(8,668)
Liabilities, at fair value	(26,792)	(8,668)
Financial liabilities at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(1,938,044)	(2,041,041)
Liabilities, at fair value	(1,568,257)	(2,004,742)
Financial liabilities at amortized cost | Trade and other payables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(155,955)	(207,454)
Liabilities, at fair value	(155,955)	(207,454)
Financial liabilities at amortized cost | Credit Facilities | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(649,221)	(505,412)
Liabilities, at fair value	(651,173)	(506,471)
Financial liabilities at amortized cost | Long-term notes | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(1,132,868)	(1,328,175)
Liabilities, at fair value	(761,129)	(1,290,817)
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5,057	5,433
Financial assets, at fair value	5,057	5,433
FVTPL | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5,057	5,433
Financial assets, at fair value	5,057	5,433
Financial assets at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	107,477	179,334
Financial assets, at fair value	107,477	179,334
Financial assets at amortized cost | Cash | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	5,572
Financial assets, at fair value	0	5,572
Financial assets at amortized cost | Trade and Other Receivables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	107,477	173,762
Financial assets, at fair value	$ 107,477	$ 173,762